Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,555,000
Previously Paid Amount	0.00
Total Fee Amount	135.28
Total Offset Amount	0.00
Net Fee	135.28
Narrative - Max Aggregate Offering Price	$ 1,555,000
Final Prospectus	true